UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-07810

Exact name of registrant as specified in charter:	Delaware Investments® Colorado
Municipal Income Fund, Inc.

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2018

Item 1. Schedule of Investments.

Schedule of investments

Delaware Investments® Colorado Municipal Income Fund, Inc.
December 31, 2018 (Unaudited)

	Principal	Value
	Amount°	(US $)
Municipal Bonds – 140.62%
Corporate Revenue Bonds – 5.20%
Denver City & County
(United Airlines Project)
5.00% 10/1/32 (AMT)	215,000	$226,283
Public Authority for Colorado
Energy Natural Gas
Revenue
Series 2008
6.50% 11/15/38	1,750,000	2,377,900
Public Authority for Colorado
Energy Revenue
6.25% 11/15/28	865,000	1,067,436
		3,671,619
Education Revenue Bonds – 17.78%
Colorado Educational &
Cultural Facilities Authority
Revenue
144A 5.00% 7/1/36 #	500,000	497,690
5.125% 11/1/49	765,000	743,588
144A 5.25% 7/1/46 #	500,000	492,840
(Academy Charter School
Project)
5.50% 5/1/36 (SGI)	1,720,000	1,723,715
(Alexander Dawson
School-Nevada Project)
5.00% 5/15/29	760,000	871,667
(Charter School - Atlas
Preparatory School) 144A
5.25% 4/1/45 #	700,000	671,426
(Charter School -
Community Leadership
Academy) 7.45% 8/1/48	500,000	561,485
(Charter School - Peak to
Peak Charter)
5.00% 8/15/34	1,000,000	1,077,960
(Improvement - Charter
School - University Lab
School Building)
5.00% 12/15/45	500,000	514,765
(Johnson & Wales
University) Series A
5.25% 4/1/37	900,000	951,021
(Liberty Charter School)
Series A 5.00% 1/15/44	1,000,000	1,054,020
(Littleton Charter School
Project)
4.375% 1/15/36 (AGC)	1,200,000	1,200,228
(Loveland Classical
Schools) 144A
5.00% 7/1/36 #	625,000	630,831
Colorado Educational &
Cultural Facilities Authority
Revenue
(Skyview Charter School)
144A 5.50% 7/1/49 #	750,000	762,060
(Vail Mountain School
Project) 4.00% 5/1/46	25,000	23,413
(Windsor Charter Academy
Project) 144A
5.00% 9/1/46 #	500,000	479,020
Colorado School of Mines
Series B 5.00% 12/1/42	270,000	295,947
Colorado State Board of
Governors
(University Enterprise
System) Series A
5.00% 3/1/39	10,000	10,046
		12,561,722
Electric Revenue Bonds – 2.82%
City of Fort Collins Electric
Utility Enterprise Revenue
Series A 5.00% 12/1/42	500,000	573,940
Platte River Power Authority
Revenue
Series JJ 5.00% 6/1/27	1,200,000	1,419,588
		1,993,528
Healthcare Revenue Bonds – 43.08%
Aurora Hospital Revenue
(Children’s Hospital
Association Project)
Series A 5.00% 12/1/40	2,000,000	2,076,220
Colorado Health Facilities
Authority Revenue
(Adventist Health
System/Sunbelt Obligated
Group) Series A
5.00% 11/15/48	1,000,000	1,114,650
(Bethesda Project)
Series A1 5.00% 9/15/48	750,000	782,160
(Catholic Health Initiatives)
Series A 5.00% 7/1/39	750,000	757,155
Series A 5.00% 2/1/41	2,400,000	2,472,456
Series A 5.25% 2/1/33	1,625,000	1,703,439
Series A 5.25% 1/1/45	1,000,000	1,066,240
Series D 6.125% 10/1/28	750,000	752,633

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Schedule of investments

Delaware Investments® Colorado Municipal Income Fund, Inc. (Unaudited)

	Principal	Value
	Amount°	(US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Colorado Health Facilities
Authority Revenue
(Christian Living
Community Project)
6.375% 1/1/41	615,000	$656,906
(Covenant Retirement
Communities Inc.)
5.00% 12/1/35	1,000,000	1,080,080
Series A 5.75% 12/1/36	1,000,000	1,126,630
(Evangelical Lutheran Good
Samaritan Society)
5.00% 6/1/28	1,250,000	1,343,975
5.50% 6/1/33	2,000,000	2,179,180
5.625% 6/1/43	1,000,000	1,092,540
(Frasier Meadows
Retirement Community
Project)
Series A 5.25% 5/15/37	265,000	284,252
Series B 5.00% 5/15/48	340,000	351,553
(Healthcare Facilities -
American Baptist)
8.00% 8/1/43	500,000	559,620
(Mental Health Center of
Denver Project) Series A
5.75% 2/1/44	1,500,000	1,632,420
(National Jewish Health
Project) 5.00% 1/1/27	500,000	520,280
(NCMC Project)
4.00% 5/15/32	1,000,000	1,054,120
(Sisters of Charity of
Leavenworth Health
System) Series A
5.00% 1/1/40	4,000,000	4,101,600
(Sunny Vista Living Center)
Series A 144A
6.25% 12/1/50 #	505,000	524,740
(Vail Valley Medical Center
Project) 5.00% 1/15/35	1,250,000	1,400,713
(Valley View Hospital
Association Project)
Series A 4.00% 5/15/34	330,000	342,111
Denver Health & Hospital
Authority Health Care
Revenue
(Recovery Zone Facilities)
5.625% 12/1/40	750,000	778,065
University of Colorado
Hospital Authority Revenue
Series A 6.00% 11/15/29	650,000	671,697
		30,425,435
Lease Revenue Bonds – 4.94%
Aurora Certificates of
Participation
Series A 5.00% 12/1/30	630,000	646,563
Denver Health & Hospital
Authority
(550 ACOMA, Inc.)
4.00% 12/1/38	500,000	501,205
Pueblo County Certificates of
Participation
(County Judicial Complex
Project)
5.00% 9/15/42 (AGM)	1,250,000	1,343,687
State of Colorado Department
of Transportation
Certificates of Participation
5.00% 6/15/34	340,000	386,794
5.00% 6/15/36	545,000	613,790
		3,492,039
Local General Obligation Bonds – 13.42%
Adams & Weld Counties
School District No 27J
Brighton
4.00% 12/1/30	700,000	755,174
Adams 12 Five Star Schools
5.00% 12/15/25	250,000	295,235
Beacon Point Metropolitan
District
5.00% 12/1/30 (AGM)	600,000	684,432
Denver City & County
(Better Denver & Zoo)
Series A 5.00% 8/1/25	650,000	661,895
Denver International Business
Center
Metropolitan District No. 1
5.00% 12/1/30	650,000	665,067
Eaton Area Park & Recreation
District
5.25% 12/1/34	190,000	197,606
5.50% 12/1/38	245,000	256,907
Grand River Hospital District
5.25% 12/1/37 (AGM)	675,000	767,731
Jefferson County School
District No. R-1
5.25% 12/15/24	750,000	881,483
Pueblo County School District
No. 70
5.00% 12/1/31	250,000	275,795

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(Unaudited)

	Principal	Value
	Amount°	(US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Rangely Hospital District
6.00% 11/1/26	750,000	$813,285
Sierra Ridge Metropolitan
District No. 2
Series A 5.50% 12/1/46	500,000	506,005
Weld County School District
No. RE-1
5.00% 12/15/30 (AGM)	500,000	579,840
Weld County School District
No. RE-3J
5.00% 12/15/34 (BAM)	1,000,000	1,145,840
Weld County School District
No. RE-8
5.00% 12/1/31	510,000	595,017
5.00% 12/1/32	340,000	395,889
		9,477,201
Pre-Refunded/Escrowed to Maturity Bonds – 15.53%
Arapahoe County School
District No. 1 Englewood
5.00% 12/1/31-21§	500,000	544,875
Colorado Building Excellent
Schools Today
Certificates of Participation
Series G
5.00% 3/15/32-21§	2,000,000	2,136,040
Colorado Health Facilities
Authority Revenue
(Total Long-Term Care)
Series A
6.00% 11/15/30-20§	400,000	429,696
Colorado School of Mines
Series B
5.00% 12/1/42-22§	2,230,000	2,481,321
Colorado State Board of
Governors
Series A 5.00% 3/1/39-19§	175,000	175,931
University of Colorado
5.00% 6/1/31-21§	3,085,000	3,316,097
Series A 5.00%
6/1/33-23§	1,000,000	1,126,950
Series A 5.375%
6/1/38-19§	750,000	761,197
		10,972,107
Special Tax Revenue Bonds – 24.77%
Canyons Metropolitan District
No 5
Series A 6.125% 12/1/47	500,000	500,940
Central Platte Valley
Metropolitan District
5.00% 12/1/43	375,000	391,729
Commerce City
5.00% 8/1/44 (AGM)	1,000,000	1,097,690
Fountain Urban Renewal
Authority Tax Increment
Revenue
(Academy Highlands
Project) Series A
5.50% 11/1/44	1,370,000	1,386,193
Guam Government Business
Privilege Tax Revenue
Series A 5.125% 1/1/42	435,000	445,475
Series A 5.25% 1/1/36	565,000	587,493
Lincoln Park Metropolitan
District
5.00% 12/1/46 (AGM)	500,000	557,785
Prairie Center Metropolitan
District No. 3
Series A 144A
5.00% 12/15/41 #	500,000	503,575
Regional Transportation
District Revenue
Series A 5.375% 6/1/31	460,000	480,304
Series B 5.00% 11/1/33	500,000	588,485
(Denver Transit Partners)
6.00% 1/15/41	2,175,000	2,213,432
(FasTracks Project)
Series A 5.00% 11/1/30	330,000	387,288
Series A 5.00% 11/1/31	755,000	882,565
Series A 5.00% 11/1/38	4,085,000	4,288,678
Solaris Metropolitan District
No. 3
(Limited Tax Convertible)
Series A 5.00% 12/1/46	500,000	503,535
Southlands Metropolitan
District No. 1
Series A1 5.00% 12/1/37	200,000	210,568
Series A1 5.00% 12/1/47	300,000	312,915
Sterling Ranch Community
Authority Board
Series A 5.75% 12/1/45	525,000	534,618
Tallyns Reach Metropolitan
District No. 3
(Limited Tax Convertible)
5.125% 11/1/38	295,000	307,118

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Schedule of investments

Delaware Investments® Colorado Municipal Income Fund, Inc. (Unaudited)

	Principal	Value
	Amount°	(US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Thornton Development
Authority
(East 144th Avenue & I-25
Project)
Series B 5.00% 12/1/35	265,000	$297,627
Series B 5.00% 12/1/36	440,000	493,152
Virgin Islands Public Finance
Authority
(Matching Fund Senior
Lien)
5.00% 10/1/29 (AGM)	500,000	521,710
		17,492,875
Transportation Revenue Bonds – 12.16%
Colorado High Performance
Transportation Enterprise
Revenue
(Senior U.S. 36 & I-25
Managed Lanes)
5.75% 1/1/44 (AMT)	1,110,000	1,195,059
C-470 Express Lanes
5.00% 12/31/56	1,000,000	1,054,470
Denver City & County Airport
System Revenue
Series A 5.00% 11/15/30
(AMT)	750,000	867,893
Series A 5.00% 12/1/48
(AMT)	1,000,000	1,113,160
Series A 5.25% 11/15/36	750,000	769,313
Series B 5.00% 11/15/28	1,000,000	1,098,930
Series B 5.00% 11/15/37	2,000,000	2,167,000
E-470 Public Highway
Authority
Series C 5.25% 9/1/25	310,000	324,449
		8,590,274
Water & Sewer Revenue Bonds – 0.92%
Dominion Water & Sanitation
District
6.00% 12/1/46	250,000	264,083
Guam Government
Waterworks Authority
Revenue
5.00% 7/1/40	360,000	383,573
		647,656

Total Municipal Bonds
(cost $95,496,866)		99,324,456

Short-Term Investments – 0.36%
Variable Rate Demand Notes – 0.36%¤
Colorado Educational &
Cultural Facilities Authority
Revenue Series B4
(National Jewish
Federation Bond Program)
1.40% 12/1/35 (LOC-TD
Bank N.A.)	100,000	100,000
Denver City & County
Series A2 1.40% 12/1/29
(SPA-JPMorgan Chase
Bank N.A.)	155,000	155,000

Total Short-Term
Investments
(cost $255,000)		255,000

Total Value of
Securities – 140.98%
(cost $95,751,866)		99,579,456
Liquidation Value of
Preferred
Stock – (42.47%)		(30,000,000)
Receivables and Other
Assets Net of
Liabilities – 1.49%		1,055,514
Net Assets Applicable to
4,837,100 Shares
Outstanding – 100.00%		$70,634,970
____________________

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Dec. 31, 2018, the aggregate value of Rule 144A securities was $4,562,182, which represents 6.46% of the Fund’s net assets.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Dec. 31, 2018.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

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(Unaudited)

Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Build America Mutual Assurance Company
LOC – Letter of Credit
N.A. – National Association
SGI – Insured by Syncora Guarantee Inc.
SPA – Stand-by Purchase Agreement
USD – US Dollar

See accompanying notes.

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Notes
Delaware Investments ® Colorado Municipal Income Fund, Inc.
December 31, 2018 (Unaudited)

1. Significant Accounting Policies

Delaware Investments Colorado Municipal Income Fund, Inc. (Fund) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund. This report covers the period of time since the Fund’s last fiscal year end, March 31, 2018.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Directors (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods by the Board.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2	–	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

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(Unaudited)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Dec. 31, 2018:

Securities	Level 2
Assets:
Municipal Bonds	$99,324,456
Short-Term Investments	255,000
Total Value of Securities	$99,579,456

During the period ended Dec. 31, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers based on fair value between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Fund’s net assets. During the period ended Dec. 31, 2018, there were no Level 3 investments.

3. Recent Accounting Pronouncements

In March 2017, the FASB issued an Accounting Standards Update (ASU), ASU 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities which amends the amortization period for certain callable debt securities purchased at a premium, shortening such period to the earliest call date. The ASU 2017-08 does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

In August 2018, the FASB issued ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Dec. 31, 2018 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

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Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: